Jun. 27, 2022
GQG Partners US Quality Dividend Income Fund

THE ADVISORS’ INNER CIRCLE FUND III

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

GQG Partners Global Quality Dividend Income Fund

(the “Funds”)

Supplement dated June 27, 2022 to:

•	the GQG Partners International Quality Dividend Income Fund’s Summary Prospectus dated June 30, 2021 (the “International Quality Dividend Income Summary Prospectus”);
•	the GQG Partners US Quality Dividend Income Fund’s Summary Prospectus dated June 30, 2021 (the “US Quality Dividend Income Summary Prospectus”);
•	the GQG Partners Global Quality Dividend Income Fund’s Summary Prospectus dated June 30, 2021 (the “Global Quality Dividend Income Summary Prospectus” and, together with the International Quality Dividend Income Summary Prospectus and US Quality Dividend Income Summary Prospectus, the “Summary Prospectuses”); and
•	the Funds’ Prospectus dated June 30, 2021, as supplemented (the “Prospectus”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

A. Effective July 1, 2022, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows in connection with updates to the portfolio management team of the Funds:

1.	The “Portfolio Managers” section of the International Quality Dividend Income Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2021.

James Anders, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Brian Kersmanc, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2021.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

2	The “Portfolio Managers” section of the US Quality Dividend Income Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2021.

James Anders, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2021.

Brian Kersmanc, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

3.	The “Portfolio Managers” section of the Global Quality Dividend Income Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2021.

James Anders, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since its inception in 2021.

Brian Kersmanc, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser and Portfolio Manager of the Fund, has managed the Fund since July 2022.

4.	The “Portfolio Managers” sections of the Prospectus is hereby deleted and replaced with the following:

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds under normal circumstances. Investment decisions are typically made collaboratively, although, as Chief Investment Officer, Rajiv Jain has the right to act unilaterally.

Rajiv Jain, Chairman and Chief Investment Officer of the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2016, Mr. Jain served as a Co-Chief Executive Officer, Chief Investment Officer and Head of Equities at Vontobel Asset Management (“Vontobel”). He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. Mr. Jain earned an MBA in Finance and International Business from the University of Miami in 1993. He also has a Master’s degree from the University of Ajmer and an undergraduate degree in Accounting.

James Anders, CFA, Senior Investment Analyst at the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2017, Mr. Anders was a Senior Vice President and research analyst at Mercator Asset Management, where his regional research responsibilities included Benelux and Latin America. From 2008 to 2013, Mr. Anders served as a research analyst at Consilium Investment Management. Earlier in his career, he served as a Senior Analyst with SGS Asset Management from 2002 to 2008. Mr. Anders began his investment career in 1993, serving in a variety of investment roles with several boutique investment firms. Mr. Anders earned an MBA from Columbia Business School and an undergraduate degree in Economics from Hamilton College.

Brian Kersmanc, Senior Investment Analyst at the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2016, Mr. Kersmanc spent six years at Jennison Associates, where he served most recently as an analyst on the Small/Midcap Equity Research team, focusing on a wide array of sectors from real estate equities including building products manufacturers, title insurers, and homebuilders to industrials competing in the aerospace and automotive end markets. Prior to Jennison, Mr. Kersmanc began his career at Brown Brothers Harriman in 2008. Mr. Kersmanc earned his MBA at Rutgers University and his BA in Economics from the University of Connecticut.

Sudarshan Murthy, CFA, Senior Investment Analyst at the Adviser, serves as a Portfolio Manager of each Fund. Prior to joining the Adviser in 2016, Mr. Murthy was a generalist analyst in Asian equities at Matthews International Capital from 2011 to 2016 and a sell-side research associate at Sanford C. Bernstein from 2010 to 2011. Earlier in his career, he held various operational roles in the IT services industry, including at Infosys from 2001 to 2006. Mr. Murthy earned an MBA from The Wharton School of Business at the University of Pennsylvania, where he graduated as a Palmer Scholar (top 5% of graduating class). He also received a Post Graduate Diploma in Management from the Indian Institute of Management, Calcutta and a Bachelor of Engineering from the National Institute of Technology, Surathkal, in India.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

B. Effective immediately, the US Quality Dividend Income Summary Prospectus and the Prospectus are hereby amended and supplemented as follows in connection with changes to the principal investment strategies and principal risks of the GQG Partners US Quality Dividend Income Fund:

1.	The second paragraph of the “Principal Investment Strategies” section of the US Quality Dividend Income Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced with the following:

The Fund will invest primarily in dividend-paying securities of U.S. companies but may also invest in the securities of foreign companies in developed markets. The Adviser considers a company’s historical dividend records and current prospects to determine whether an investment satisfies the Fund’s criteria for dividend-paying securities, for instance, whether it has a history of paying a dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for purchase by the Fund if the Adviser believes that the dividend payment or dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company’s consistent effort to maintain or increase dividends over time while maintaining sufficient profitability.

2.	In the “Principal Risks” section of the US Quality Dividend Income Summary Prospectus and the corresponding section of the Prospectus, the “Emerging Markets Securities Risk” disclosure is hereby deleted.

3	In the “More Information about Risk” section of the Prospectus, the “Foreign Securities/Emerging Markets Risk” disclosure, solely as it relates to the GQG Partners US Quality Dividend Income Fund, is hereby deleted and replaced with the following:

Foreign Company Risk — Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts or P-Notes) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GQG-SK-014-0100